Schedule of Cash and Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	¥ 63,385	$ 9,946	¥ 137,996
Overseas [Member] | China, Yuan Renminbi [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	3,184		5,668
Overseas [Member] | US Dollar Denominated [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	6,558		32,702
PRC [Member] | Non VIE [Member] | China, Yuan Renminbi [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	38,457		33,310
PRC [Member] | Non VIE [Member] | US Dollar Denominated [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	12,422		28,643
PRC [Member] | VIE [Member] | China, Yuan Renminbi [Member]
Cash And Cash Equivalents And Short Term Investments [Line Items]
Cash and cash equivalents, at carrying value	¥ 2,764		¥ 37,673